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                                                               Michele H. Abate
                                                      Associate General Counsel

New England Life Insurance Company
One Financial Center, 21/st/ Floor
Boston, MA 02111

                                          September 6, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  New England Variable Life Separate Account
     File No. 811-03713

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSRS, CIK
No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel
New England Life Insurance Company